Equity Method Investments (Ecogas Holdings) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessels	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 53,875	$ 42,826
Gain/(loss) from equity method investments	$ (2,810)	$ (146)	$ (262)
Ecogas Holdings AS [Member] | Diana Gas, Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Number of vessels to be built and delivered | Vessels	2
Number of additional vessels included as option | Vessels	2
Commitment amount	$ 18,464
Equity method investments	$ 8,754
Equity method investment, ownership percentage	80.00%
Gain/(loss) from equity method investments	$ (1,409)
Equity method investment, voting rights	50.00%